Redeemable Non-controlling Interests (Detail) - USD ($) $ in Thousands		1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	May 23, 2018	Dec. 31, 2017	Dec. 31, 2016
Redeemable Non-controlling Interests
Beginning balance			$ 148,266	$ 100,530
Legacy accumulated deficit allocation			(150,485)
Legacy AOCI allocation			(39,404)
Ending balance	$ 838,789	$ 838,789	689,569	148,266	$ 100,530
eService
Redeemable Non-controlling Interests
Ownership interest (as a percent)	66.00%	66.00%
Net income attributable to redeemable non-controlling interest		$ 482	1,291	5,465
Gain (loss) on OCI		(2,166)	(2,104)	10,662
Increase in the maximum redemption amount of eService redeemable non-controlling interest		$ (5,356)		34,985
Distributions			(3,770)	(3,376)
eService | PKO Bank Polski
Redeemable Non-controlling Interests
Ownership interest of noncontrolling owners (as a percent)	14.00%	14.00%
EVO LLC
Redeemable Non-controlling Interests
Ownership interest (as a percent)	21.70%
Blueapple
Redeemable Non-controlling Interests
Net income attributable to redeemable non-controlling interest		$ (28,469)
Gain (loss) on OCI		(3,376)
Increase in the maximum redemption amount of eService redeemable non-controlling interest		$ 188,105	735,775
Predecessor
Redeemable Non-controlling Interests
Beginning balance			$ 148,266	100,530	77,878
Ending balance				$ 148,266	100,530
Predecessor | eService
Redeemable Non-controlling Interests
Ownership interest (as a percent)				66.00%
Net income attributable to redeemable non-controlling interest				$ 5,465	6,104
Gain (loss) on OCI				10,662
Increase in the maximum redemption amount of eService redeemable non-controlling interest				34,985	$ 16,548
Distributions				$ (3,376)
Predecessor | eService | PKO Bank Polski
Redeemable Non-controlling Interests
Ownership interest of noncontrolling owners (as a percent)				14.00%
Predecessor | EVO LLC
Redeemable Non-controlling Interests
Ownership interest (as a percent)	21.70%